Taxes - Income tax - Net deferred tax - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Deferred tax expense of discontinued operations	€ 0	€ (17)	€ (6)